Employee Stock Purchase Plan (Details) - ESPP Plan [Member]	12 Months Ended
Dec. 29, 2024 shares
Employee Stock Purchase Plan [Line Items]
Percentage of fair market values of stock	85.00%
Shares reserved for future issuance	2,628,996